SCHEDULE OF PRODUCT AND SERVICE REVENUE (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Revenue	$ 2,370,115	$ 1,981,872	$ 4,414,677	$ 3,521,608
Product Sales [member]
IfrsStatementLineItems [Line Items]
Revenue	1,532,984	1,487,983	3,170,700	2,617,290
Drone Service [member]
IfrsStatementLineItems [Line Items]
Revenue	837,131	251,721	1,243,977	661,684
Services [member]
IfrsStatementLineItems [Line Items]
Revenue		$ 242,168		$ 242,634